UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00755

Oaktree Specialty Lending Corporation

(Name of Registrant)

333 South Grand Avenue, 28th Floor

Los Angeles, CA 90071

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Oaktree Specialty Lending Corporation (the “Company”) to be redeemed: 5.875% Senior Notes due 2024 (CUSIP No. 67401P 207) (the “Notes”).

(2)	Date on which the securities are to be redeemed: March 2, 2020.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of April 30, 2012 (the “Base Indenture”), between the Company and Deutsche Bank Trust Company Americas, as trustee, and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of October 18, 2012 (the “First Supplemental Indenture”), between the Company and Deutsche Bank Trust Company Americas, as trustee.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($75,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of January 2020.

OAKTREE SPECIALTY LENDING CORPORATION

By:	/s/ Mel Carlisle
Name:	Mel Carlisle
Title:	Chief Financial Officer and Treasurer